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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                          INVESCO VIF - TECHNOLOGY FUND

                       Supplement dated January 30, 2004,
                     to the Prospectus dated April 30, 2003,
                as supplemented August 1, 2003, December 4, 2003,
                     December 16, 2003 and January 16, 2004


Effective January 30, 2004, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER" on page 6 of the
Prospectus:

         "PORTFOLIO MANAGERS:

         The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


         o WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is a lead portfolio manager of the Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

         o MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University."

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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF -TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                       Supplement dated January 30, 2004,
                     to the Prospectus dated April 30, 2003,
                as Supplemented August 1, 2003, December 4, 2003,
            December 15, 2003, December 16, 2003 and January 16, 2004


Effective January 30, 2004, the following replaces in its entirety the information appearing in the Prospectus under the heading "PORTFOLIO MANAGERS":

         "The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

         FUND                                        PORTFOLIO MANAGER

         VIF - Financial Services                    Joseph W. Skornicka
         VIF - Health Sciences                       Andy Summers
                                                     Thomas R. Wald
         VIF - Technology                            Michelle Fenton
                                                     William R. Keithler
         VIF - Telecommunications                    William R. Keithler
         VIF - Dynamics                              Michelle Fenton
                                                     Timothy J. Miller

         o MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

         o WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of VIF-Technology Fund. Before re-joining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

         o TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of VIF-Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

         o JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of VIF-Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.



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         o        ANDY SUMMERS is a Portfolio Manager for all INVESCO Health
                  Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

         o THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of VIF-Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University."